Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023	9 Months Ended
Sep. 30, 2023
Events Subsequent To The Date [Abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2023

NOTE 9.    EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2023

On November 29, 2023, the Company notified GreenRock that the Company has elected to terminate the Agreement effective immediately, pursuant to Section 9.1(b) and 9.2 thereof, since the conditions to the closing of the initial business combination were not satisfied or waived by the outside date of September 30, 2023 (the “Termination”). As a result, the Agreement is of no further force and effect, except for certain specified provisions in the Agreement, which shall survive the Termination and remain in full force and effect in accordance with their respective terms. The Company intends to seek alternative ways to consummate an initial business combination.

On December 30, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with ClimateRock Holdings Limited, a Cayman Islands exempted company (“Pubco”), ClimateRock Merger Sub Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Merger Sub”), and GreenRock Corp, a Cayman islands exempted company (“GreenRock”).

On January 2, 2024, the Company received a transfer from the Sponsor in the amount of $203,409. This transfer constitutes an additional borrowing beyond the initial terms of the Sixth Eternal Loan.

On March 8, 2024, the Company filed an 8-K stating that audit committee of the board of directors of the Company determined, after discussion with its advisors, including UHY LLP, the Company’s independent accountant, that the Company’s (i) audited financial statements as of and for the year ended December 31, 2022, as previously reported in the Company’s Annual Report and filed on Form 10-K with the SEC on February 17, 2023, (ii) unaudited financial statements as of and for the quarter and nine months ended September 30, 2023 contained in the Company’s Quarterly Report on Form 10-Q filed with the SEC on November 14, 2023, (iii) unaudited financial statements as of and for the quarter and six months ended June 30, 2023 contained in the Company’s Quarterly Report on Form 10-Q filed on August 14, 2023, (iv) unaudited financial statements as of and for the quarter ended March 31, 2023 contained in the Company’s Quarterly Report on Form 10-Q filed on May 8, 2023, (v) unaudited financial statements as of and for the quarter and nine months ended September 30, 2022 contained in the Company’s Amendment No.1 to its Quarterly Report on Form 10-Q/A filed on December 21, 2022, (vi) unaudited financial statements as of and for the quarter and six months ended June 30, 2022 contained in the Company’s Quarterly Report on Form 10-Q filed on August 11, 2022, and (vii) audited balance sheet as of May 2, 2022 contained in the Company’s Current Report on Form 8-K filed with the SEC on May 6, 2022 should no longer be relied upon due to errors relating to the incorrect classification of cash and cash equivalents held in trust account and deferred underwriting commissions payable as current assets and current liabilities instead of non-current assets and non-current liabilities.

On March 15, 2024, the Company filed amendments on its Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and its Quarterly Reports on Form 10-Q for the quarters ended June 30, 2022, September 30, 2022, March 31, 2023, June 30, 2023, and September 30, 2023 to correct errors stated above (see Note 1 for effects of restatement).

To the Board of Directors and
Shareholders of ClimateRock and Subsidiaries

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of ClimateRock and Subsidiaries (the “Company”) as of December 31, 2023 and 2022, and the related consolidated statements of operations, changes in shareholders’ (deficit) equity, and cash flows for each of the years in the two-year period ended December 31, 2023, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note 1 to the financial statements, the Company’s business plan is dependent on future financing and the completion of the initial business combination and the Company’s cash and working capital are not sufficient to complete its planned activities for one year from the issuance of the financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s evaluation of the events and conditions and management’s plans regarding these matters are also described in Note 1 to the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Our opinion is not modified with respect to that matter.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.